UNITED STATES

SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Ariel Opportunities
ETF and Schwab Crypto Thematic ETF
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Ariel Opportunities ETF and Schwab Crypto Thematic ETF

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
March 31, 2026

Schwab Ariel Opportunities ETF

(formerly Schwab Ariel ESG ETF)

Ticker Symbol: SAEF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see
Proxy Portfolio Risk
,
Premium/Discount Risk
,
Trading Halt
Risk
,
Authorized Participant Concentration Risk
,
Tracking Error Risk
and
Shares of the Fund May Trade at Prices Other Than NAV
in the
Principal Risks
and
Proxy Portfolio
and
Proxy Overlap
sections of the prospectus and/or the Statement of Additional Information.

Active semi-transparent ETFs (also referred to as non-transparent) operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent
ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk:
Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction:
The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors.
The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy
Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website
www.schwabassetmanagement.com
.
Schwab Ariel Opportunities ETF | Annual Report
1
REG127390-01  00324186

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ariel Opportunities ETF	$63	0.59%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund’s NAV return was 12.89% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 17.80%. The Russell 2500™ Index which returned 23.45%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
Top detractors from total return:
■

Financials sector securities, including Fiserv, Inc.
■

Consumer staples sector securities
Top contributors to total return:
■

Industrials sector securities, including nVent Electric PLC
■

Communication services sector securities
From an individual security perspective:
■

Fiserv, Inc. was the largest detractor from total return
■

Lindblad Expeditions Holdings, Inc. was the largest contributor to total
return

Portfolio holdings may have changed since the report date.
2
Schwab Ariel Opportunities ETF | Annual Report

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (November 16, 2021 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Ariel Opportunities ETF (11/16/2021) 1,2	12.89%	2.72%
S&P 500 ® Index 3	17.80%	9.49%
Russell 2500 TM Index	23.45%	3.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Ariel Opportunities ETF | Annual Report
3

Statistics

Net Assets (millions)	$23
Number of Holdings	59
Portfolio Turnover Rate (excludes in-kind transactions)	14%
Advisory Fees Paid by the Fund	$142,550
Weighted Average Market Cap (millions)	$1 5,11 9
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$92,679
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
dat
e.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
Schwab Ariel Opportunities ETF | Annual Report

FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s prospectus
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective July 28, 2025, the fund’s name changed from Schwab Ariel ESG ETF to Schwab Ariel Opportunities ETF.
■

Effective July 28, 2025, the fund’s investment strategy was updated to reflect that the fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the
Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
■

Effective July 28, 2025, in connection with the investment strategy change, environmental, social and governance (ESG) risk was removed from the fund’s principal investment risks.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Ariel Opportunities ETF | Annual Report
5

Annual Report |
March 31, 2026

Schwab Crypto Thematic ETF

Ticker Symbol: STCE

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Crypto Thematic ETF	$39	0.30%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund’s NAV return was 61.49% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The MCSI ACWI Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 20.01%. The fund generally invests in securities that are included in the
Schwab Crypto Thematic Index
®
(Net)
1
which returned 61.83% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab Crypto Thematic Index
®
(Net)
1
may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

BitMine Immersion Technologies, Inc.
■

Defi Technologies, Inc.
Top contributors to total return:
■

IREN Ltd.
■

Cipher Ditigal, Inc.

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Crypto Thematic ETF | Annual Report
1
REG127391-01  00324187

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 4, 2022 - March 31, 2026)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Crypto Thematic ETF (08/04/2022) 1,2	61.49%	23.39%
MSCI ACWI Index (Net) 3,4	20.01%	14.14%
Schwab Crypto Thematic Index ® (Net) 3	61.83%	23.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The fund does not seek to track the regulatory index.
2
Schwab Crypto Thematic ETF | Annual Report

Statistics

Net Assets (millions)	$202
Number of Holdings (excludes derivatives)	36
Portfolio Turnover Rate (excludes in-kind transactions)	62%
Advisory Fees Paid by the Fund	$631,592
Weighted Average Market Cap (millions)	$11,603
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	1.6
Dividends Received Deduction	5.43%
Qualified Dividend Income	$538,551
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Crypto Thematic ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Crypto Thematic ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-four operational series. Two have a fiscal year-end of March 31, seven series have a fiscal year-end of the last day of February, fifteen series have a fiscal year-end of August 31, and ten series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series during 2025/2026 and the thirty-three operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$650,550	$601,700	$0	$0	$111,690	$101,835	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,186,868	2024/2025: $	1,533,328

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Michael J. Beer, J. Derek Penn and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | March 31, 2026
Schwab Ariel Opportunities ETF

(formerly Schwab Ariel ESG ETF)
    Ticker Symbol SAEF
Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Subadviser
Ariel Investments, LLC

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt
Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the
Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
1

Schwab Ariel Opportunities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	11/16/21[1]– 3/31/22
Per-Share Data
Net asset value at beginning of period	$24.48	$24.53	$21.21	$22.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.10	0.12	0.14	0.05
Net realized and unrealized gains (losses)	3.03	(0.05)	3.32	(1.65)	(2.16)
Total from investment operations	3.15	0.05	3.44	(1.51)	(2.11)
Less distributions:
Distributions from net investment income	(0.10)	(0.10)	(0.12)	(0.12)	(0.05)
Net asset value at end of period	$27.53	$24.48	$24.53	$21.21	$22.84
Total return	12.89%	0.19%	16.27%	(6.58%)	(8.46%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%[4]	0.59%[5]
Net investment income (loss)	0.45%	0.40%	0.56%	0.68%	0.61%[5]
Portfolio turnover rate[6]	14%	15%	11%	16%	15%[3]
Net assets, end of period (x 1,000,000)	$23	$24	$23	$14	$11

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Portfolio Holdings  as of March 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 1.9%
Gentex Corp.	15,688	342,783
Phinia, Inc.	1,332	91,162
		433,945

Banks 1.4%
M&T Bank Corp.	1,553	321,036

Capital Goods 14.3%
Generac Holdings, Inc. *	3,337	651,816
Kennametal, Inc.	7,861	284,018
Masco Corp.	3,413	206,043
Middleby Corp. *	3,155	418,290
nVent Electric PLC	5,297	626,529
Resideo Technologies, Inc. *	17,674	595,790
Simpson Manufacturing Co., Inc.	1,395	239,410
Snap-on, Inc.	704	255,707
		3,277,603

Commercial & Professional Services 5.7%
Brady Corp., Class A	2,764	224,548
Brink's Co.	8,718	903,446
Korn Ferry	2,844	179,030
		1,307,024

Consumer Discretionary Distribution & Retail 1.1%
CarMax, Inc. *	3,506	145,780
LKQ Corp.	3,779	110,989
		256,769

Consumer Durables & Apparel 2.2%
Mattel, Inc. *	21,002	305,159
Mohawk Industries, Inc. *	1,972	194,163
		499,322

Consumer Services 17.9%
ADT, Inc.	38,421	252,426
Covista, Inc. *	4,382	505,025
Lindblad Expeditions Holdings, Inc. *	47,203	816,612
Norwegian Cruise Line Holdings Ltd. *	41,737	780,482
OneSpaWorld Holdings Ltd.	56,123	1,288,023
Royal Caribbean Cruises Ltd.	1,740	478,813
		4,121,381

Financial Services 11.6%
Carlyle Group, Inc.	7,719	373,522
FactSet Research Systems, Inc.	595	129,109
Fiserv, Inc. *	7,325	408,735
KKR & Co., Inc.	3,841	355,293
Lazard, Inc.	7,992	339,500
Northern Trust Corp.	4,614	643,976
WEX, Inc. *	2,747	420,401
		2,670,536

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.0%
J.M. Smucker Co.	2,404	231,842

Health Care Equipment & Services 4.2%
Envista Holdings Corp. *	16,053	407,264
Labcorp Holdings, Inc.	1,220	325,508
Zimmer Biomet Holdings, Inc.	2,573	232,651
		965,423

Household & Personal Products 0.6%
Reynolds Consumer Products, Inc.	6,476	137,162

Insurance 5.3%
Aflac, Inc.	2,047	224,576
First American Financial Corp.	10,072	607,241
Progressive Corp.	1,010	200,223
RLI Corp.	3,483	198,670
		1,230,710

Materials 1.2%
Axalta Coating Systems Ltd. *	10,089	279,465

Media & Entertainment 9.3%
Madison Square Garden Entertainment Corp. *	7,224	425,566
Madison Square Garden Sports Corp. *	1,336	429,390
Manchester United PLC, Class A *	19,365	325,719
Omnicom Group, Inc.	2,923	220,131
Sphere Entertainment Co. *	6,216	729,759
		2,130,565

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Bio-Rad Laboratories, Inc., Class A *	1,239	345,371
Charles River Laboratories International, Inc. *	2,526	435,735
Prestige Consumer Healthcare, Inc. *	8,856	524,895
		1,306,001

Real Estate Management & Development 4.4%
CBRE Group, Inc., Class A *	1,925	260,761
Jones Lang LaSalle, Inc. *	2,463	749,540
		1,010,301

Software & Services 1.3%
Fair Isaac Corp. *	204	217,778
Hackett Group, Inc.	6,989	90,927
		308,705

Technology Hardware & Equipment 9.6%
Keysight Technologies, Inc. *	2,305	650,863
Knowles Corp. *	18,779	482,245
Littelfuse, Inc.	1,311	444,888
Motorola Solutions, Inc.	696	302,043
Zebra Technologies Corp., Class A *	1,544	322,819
		2,202,858
Total Common Stocks (Cost $19,689,155)		22,690,648
See financial notes
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
3

Schwab Ariel Opportunities ETF
Portfolio Holdings  as of March 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (a)	293,786	293,786
Total Short-Term Investments (Cost $293,786)		293,786
Total Investments in Securities (Cost $19,982,941)		22,984,434

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$22,690,648	$—	$—	$22,690,648
Short-Term Investments[1]	293,786	—	—	293,786
Total	$22,984,434	$—	$—	$22,984,434

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $19,982,941)		$22,984,434
Receivables:
Dividends	+	15,507
Total assets		22,999,941

Liabilities
Payables:
Management fees	+	11,323
Total liabilities		11,323
Net assets		$22,988,618

Net Assets by Source
Capital received from investors		$20,498,019
Total distributable earnings	+	2,490,599
Net assets		$22,988,618

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,988,618		835,000		$27.53

See financial notes
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
5

Schwab Ariel Opportunities ETF
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers		$252,081

Expenses
Management fees		142,550
Total expenses	–	142,550
Net investment income		109,531

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(324,606)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	1,464,171
Net realized gains		1,139,565
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,735,483
Net realized and unrealized gains		2,875,048
Increase in net assets resulting from operations		$2,984,579
See financial notes
6
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$109,531	$95,886
Net realized gains		1,139,565	453,883
Net change in unrealized appreciation (depreciation)	+	1,735,483	(665,727)
Increase (decrease) in net assets resulting from operations		$2,984,579	($115,958 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($92,679 )	($94,486 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		55,000	$1,503,418	110,000	$2,911,831
Shares redeemed	+	(185,000)	(5,025,195)	(65,000)	(1,654,425)
Net transactions in fund shares		(130,000)	($3,521,777 )	45,000	$1,257,406

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		965,000	$23,618,495	920,000	$22,571,533
Total increase (decrease)	+	(130,000)	(629,877)	45,000	1,046,962
End of period		835,000	$22,988,618	965,000	$23,618,495
See financial notes
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
7

Schwab Ariel Opportunities ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ariel Opportunities ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. REIT ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Crypto Thematic ETF
Schwab International Small-Cap Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab Emerging Markets Equity ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab U.S. TIPS ETF	Schwab Government Money Market ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Ultra-Short Income ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
Effective July 28, 2025, Schwab Ariel ESG ETF changed its name to Schwab Ariel Opportunities ETF.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ariel Opportunities ETF’s goal is to seek long-term capital appreciation. The fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
8
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
9

Schwab Ariel Opportunities ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(h) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and
10
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust. Ariel Investments, LLC (Ariel), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.59% of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadviser in return for its portfolio management services.
Interfund Transactions
The fund’s investment adviser or subadviser may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadviser. For the period ended March 31, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser or subadviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
11

Schwab Ariel Opportunities ETF
Financial Notes (continued)

5. Borrowing from Banks (continued):
with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended March 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$3,764,436	$3,358,170

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended March 31, 2026, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$1,402,239	$4,696,062
For the period ended March 31, 2026, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended March 31, 2026, if any, are disclosed in the fund’s Statement of Operations.
12
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes (continued)

 8. Federal Income Taxes:
As of March 31, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$20,145,300	$5,022,283	($2,183,149 )	$2,839,134

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$27,808	$2,839,134	($376,343 )	$2,490,599
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2026, the fund had capital loss carryforwards of $376,343.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$92,679	$94,486
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended March 31, 2026, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
13

Schwab Ariel Opportunities ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Ariel Opportunities ETF (formerly Schwab Ariel ESG ETF):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Ariel Opportunities ETF (the “Fund”), one of the Funds constituting Schwab Strategic Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from November 16, 2021 (commencement of operations) through March 31, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from November 16, 2021 (commencement of operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 15, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
14
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
15

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
16
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements
17

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
18
Schwab Ariel Opportunities ETF | Annual Holdings and Financial Statements

MFR117823-04
00324203

Annual Holdings and Financial Statements | March 31, 2026
Schwab Crypto Thematic ETF

    Ticker Symbol STCE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	8/4/22[1]– 3/31/23
Per-Share Data
Net asset value at beginning of period	$32.64	$39.96	$20.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.19	0.12	0.20
Net realized and unrealized gains (losses)	20.26	(7.22)	19.92	(4.96)
Total from investment operations	20.39	(7.03)	20.04	(4.76)
Less distributions:
Distributions from net investment income	(1.18)	(0.29)	(0.10)	(0.22)
Net asset value at end of period	$51.85	$32.64	$39.96	$20.02
Total return	61.49%	(17.85%)	100.38%	(18.85%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%[4]
Net investment income (loss)	0.20%	0.46%	0.47%	1.55%[4]
Portfolio turnover rate[5]	62%	60%	58%	36%[3]
Net assets, end of period (x 1,000,000)	$202	$85	$38	$11

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of March 31, 2026

The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital asset directly. The fund invests in companies listed in the Schwab Crypto Thematic Index and is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. The Schwab Crypto Thematic ETF is non-diversified, which means that in may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund`s investments, and the fund may experience increased volatility.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Australia 4.9%
IREN Ltd. *	287,608	9,859,202

Canada 5.8%
Defi Technologies, Inc. *(a)	3,162,432	1,747,244
Hive Digital Technologies Ltd. *	5,250,957	9,976,818
		11,724,062

China 3.8%
Canaan, Inc., ADR *	11,751,327	5,074,223
OSL Group Ltd. *	1,464,880	2,615,790
		7,690,013

Japan 3.6%
GMO internet group, Inc.	126,968	2,287,723
Monex Group, Inc. (a)	677,298	2,852,408
SBI Holdings, Inc.	114,118	2,043,637
		7,183,768

Norway 1.2%
Opera Ltd., ADR	174,621	2,490,095

United Kingdom 1.5%
IG Group Holdings PLC	166,186	3,138,219

United States 78.9%
Applied Digital Corp. *	143,634	3,409,871
BGC Group, Inc., Class A	255,331	2,497,137
Bit Digital, Inc. *	5,501,089	7,206,427
Bitdeer Technologies Group, Class A *(a)	1,811,703	15,671,231
BitMine Immersion Technologies, Inc.	423,113	8,369,175
Block, Inc. *	92,575	5,571,163
Bullish *(a)	262,398	9,375,481
Cboe Global Markets, Inc.	8,120	2,282,288
Cipher Digital, Inc. *	403,156	5,188,618
Cleanspark, Inc. *	1,007,319	8,572,285
CME Group, Inc.	7,613	2,248,500
Coinbase Global, Inc., Class A *	42,736	7,462,133
Core Scientific, Inc. *	621,717	9,300,886
Customers Bancorp, Inc. *	38,841	2,695,954
Galaxy Digital, Inc., Class A *	580,540	10,710,963
Hut 8 Corp. *	201,610	9,457,525
Interactive Brokers Group, Inc., Class A	70,647	4,738,294
MARA Holdings, Inc. *	917,134	7,483,813
PayPal Holdings, Inc.	51,544	2,331,335
Riot Platforms, Inc. *	476,294	5,886,994
Robinhood Markets, Inc., Class A *	72,325	5,012,123
Strategy, Inc., Class A *	60,676	7,572,365
Trump Media & Technology Group Corp. *	1,033,973	9,595,269
Twenty One Capital, Inc., Class A *(a)	680,022	4,352,141
SECURITY	NUMBER OF SHARES	VALUE ($)
WisdomTree, Inc.	182,559	2,658,059
		159,650,030
Total Common Stocks (Cost $260,758,391)		201,735,389

SHORT-TERM INVESTMENTS 8.0% OF NET ASSETS

Money Market Funds 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)	275,008	275,008
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	15,855,450	15,855,450
		16,130,458
Total Short-Term Investments (Cost $16,130,458)		16,130,458
Total Investments in Securities (Cost $276,888,849)		217,865,847

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	3	376,830	5,030

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $15,094,192.

ADR —	American Depositary Receipt

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Software	52.9%
Capital Markets	31.5%
Interactive Media & Services	4.8%
Financial Services	3.9%
IT Services	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Banks	1.3%
Short-Term Investments	8.0%
Total	107.7%

(a)	Excludes derivatives.
See financial notes
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of March 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$201,735,389	$—	$—	$201,735,389
Short-Term Investments[1]	16,130,458	—	—	16,130,458
Futures Contracts[2]	5,030	—	—	5,030
Total	$217,870,877	$—	$—	$217,870,877

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $276,888,849) including securities on loan of $15,094,192		$217,865,847
Foreign currency, at value (cost $35,727)		35,552
Deposit with broker for futures contracts		85,757
Receivables:
Dividends		119,583
Income from securities on loan		17,882
Variation margin on future contracts		12,600
Foreign tax reclaims	+	289
Total assets		218,137,510

Liabilities
Collateral held for securities on loan		15,855,450
Payables:
Management fees	+	55,572
Total liabilities		15,911,022
Net assets		$202,226,488

Net Assets by Source
Capital received from investors		$288,078,911
Total distributable loss	+	(85,852,423)
Net assets		$202,226,488

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$202,226,488		3,900,000		$51.85

See financial notes
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $19,758)		$570,058
Other Interest		1,059
Securities on loan, net	+	489,726
Total investment income		1,060,843

Expenses
Management fees		631,592
Total expenses	–	631,592
Net investment income		429,251

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(21,310,777)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		63,404,044
Net realized gains on futures contracts		13,553
Net realized losses on foreign currency transactions	+	(165,893)
Net realized gains		41,940,927
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(33,009,854)
Net change in unrealized appreciation (depreciation) on futures contracts		9,591
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(248)
Net change in unrealized appreciation (depreciation)		(33,000,511)
Net realized and unrealized gains		8,940,416
Increase in net assets resulting from operations		$9,369,667
See financial notes

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$429,251	$294,736
Net realized gains		41,940,927	8,061,673
Net change in unrealized appreciation (depreciation)	+	(33,000,511)	(39,502,329)
Increase (decrease) in net assets resulting from operations		$9,369,667	($31,145,920 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,761,460 )	($555,680 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,150,000	$234,387,387	1,950,000	$91,514,469
Shares redeemed	+	(1,850,000)	(121,633,110)	(300,000)	(12,907,800)
Net transactions in fund shares		1,300,000	$112,754,277	1,650,000	$78,606,669

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,600,000	$84,864,004	950,000	$37,958,935
Total increase	+	1,300,000	117,362,484	1,650,000	46,905,069
End of period		3,900,000	$202,226,488	2,600,000	$84,864,004
See financial notes
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Crypto Thematic ETF	Schwab U.S. TIPS ETF
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel Opportunities ETF
Schwab Ultra-Short Income ETF	Schwab Government Money Market ETF
Schwab Municipal Bond ETF	Schwab Mortgage-Backed Securities ETF
Schwab Core Bond ETF	Schwab High Yield Bond ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Crypto Thematic ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Crypto Thematic Index®. The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital assets directly.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
During this reporting period, the fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to the fund’s financial statement presentation or disclosure.
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of March 31, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of March 31, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.

Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of March 31, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and
Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, semiannually and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.

Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.30% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended March 31, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $6,298,678 and $29,950,920, respectively, and includes net realized losses of $443,218.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

6. Derivatives (continued):
As of March 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Futures Contracts[1]	$5,030	$5,030

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended March 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$13,553	$13,553
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$9,591	$9,591

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended March 31, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$246,128	2

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$126,789,959	$132,286,462

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended March 31, 2026, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$233,596,104	$119,745,135

Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

8. In-Kind Transactions: (continued):
For the period ended March 31, 2026, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended March 31, 2026, if any, are disclosed in the fund’s Statement of Operations.

9. Federal Income Taxes:
As of March 31, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$280,175,533	$14,293,901	($76,598,557 )	($62,304,656 )

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in PFICs. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
($62,304,656 )	$126	($23,547,893 )	($85,852,423 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2026, the fund had capital loss carryforwards of $19,304,904.
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2026, the fund had late-year ordinary losses deferred of $4,242,989.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$4,761,460	$555,680
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended March 31, 2026, the fund did not incur any interest or penalties.
Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Crypto Thematic ETF  | Annual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Crypto Thematic ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Crypto Thematic ETF (the “Fund”), one of the Funds constituting Schwab Strategic Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, the financial highlights for each of the three years in the period then ended and for the period from August 4, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 4, 2022 (commencement of operations) through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 15, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Crypto Thematic ETF | Annual Holdings and Financial Statements

MFR120705-03
00324204

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Ariel Opportunities ETF and Schwab Crypto Thematic ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 15, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	May 15, 2026